Goodwill and intangible assets (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	UBS considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units (CGUs), as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management.
Information Whether Recoverable Amount Of Asset Is Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, with the carrying amount of the respective CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a CGU is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond that period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each CGU is determined by reference to the Group’s equity attribution framework. Within that framework, which is described in the “Capital, liquidity and funding, and balance sheet” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as attributed equity related to certain CET1 deduction items. The framework is primarily used for the purpose of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a CGU requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the CGUs. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. In addition, they take into account regional differences in risk-free rates, at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region. Key assumptions used to determine the recoverable amounts of each CGU are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible balances reported by Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group’s capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
UBS AG
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Description of cash-generating unit	UBS AG considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units (CGUs), as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management. Given that a significant amount of goodwill in Global Wealth Management relates to the PaineWebber acquisition in 2000, which mainly affected the Americas portion of the business, this goodwill remains separately monitored by the Americas, despite the formation of Global Wealth Management in 2018. Accordingly, goodwill for Global Wealth Management is separately considered for impairment at the level of two CGUs: Americas; and Switzerland and International (consisting of EMEA, Asia Pacific and Global).
Information Whether Recoverable Amount Of Asset Is Fair Value Less Costs To Sell Or Value In Use	The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, with the carrying amount of the respective CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.
Description Of Basis On Which Units Recoverable Amount Has Been Determined	The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a CGU is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond that period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth. The carrying amount for each CGU is determined by reference to the Group’s equity attribution framework. Within that framework, which is described in the “Capital, liquidity and funding, and balance sheet” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as attributed equity related to certain CET1 deduction items. The framework is primarily used for the purpose of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a CGU requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the CGUs. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.
Description Of Key Assumptions On Which Management Has Based Cash Flow Projections	Valuation parameters used within the UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors. The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. In addition, they take into account regional differences in risk-free rates, at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region. Key assumptions used to determine the recoverable amounts of each CGU are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible balances reported by Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management. If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the UBS AG’s capital ratios.
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%